Exeter Automobile Receivables Trust 2021-1

Class A-1 .17472% Asset Backed Notes
Class A-2 .30% Asset Backed Notes
Class A-3 .34% Asset Backed Notes
Class B .50% Asset Backed Notes
Class C .74% Asset Backed Notes
Class D 1.08% Asset Backed Notes
Class E 2.21% Asset Backed Notes

Servicer's Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among Exeter Holdings Trust 2021-1, as Holding Trust, Exeter Automobile Receivables Trust 2021-1, as Issuer, Exeter Finance LLC, as Servicer, EFCAR, LLC, as Seller, and Citibank, N.A., as the Indenture Trustee and Backup Servicer, dated as of December 31, 2020. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:			01/01/2021										Original
Collection Period Ending:			02/28/2021						Purchases	Units	Cutoff Date	Closing Date	Pool Balance
Prev. Distribution Date (or Closing Date):			02/03/2021						Initial Purchase	67,407	12/31/2020	02/03/2021	$1,179,763,578.39
Distribution Date:			03/15/2021
Days of Interest for Period:			40						Total	67,407	12/31/2020	02/03/2021	$1,179,763,578.39
Days in Collection Period:			59
Months Seasoned:			1

I.	RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance											{1}	$1,179,763,578.39

	Collection Period principal amounts

	{2}	Collections on Receivables									{2}	$75,151,751.00
	{3}	Less amounts allocable to interest and fees									{3}	-$39,728,231.42

	{4}	Total cash principal amounts										{4}	$35,423,519.58

	{5}	Receivables becoming Liquidated Receivables during period (including Cram Down Losses)									{5}	$280,562.81
	{6}	Receivables becoming Purchased Receivables during period									{6}	$692,565.20
	{7}	Other Receivables adjustments									{7}	$0.00

	{8}	Total non-cash principal amounts										{8}	$973,128.01

{9}	End of period Aggregate Principal Balance											{9}	$1,143,366,930.80

{10}	Pool factor ({9} / Original Pool Balance)											{10}	96.9149202%

II.	NOTE BALANCE CALCULATION:

						Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11}	Original Note Balance				{11}	$108,000,000.00	$313,050,000.00	$107,480,000.00	$158,090,000.00	$182,870,000.00	$135,670,000.00	$108,540,000.00	$1,113,700,000.00

{12}	Beginning of period Notes Balance				{12}	$108,000,000.00	$313,050,000.00	$107,480,000.00	$158,090,000.00	$182,870,000.00	$135,670,000.00	$108,540,000.00	$1,113,700,000.00
{13}	First Allocation of Principal				{13}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{14}	Second Allocation of Principal				{14}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{15}	Third Allocation of Principal				{15}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{16}	Fourth Allocation of Principal				{16}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{17}	Fifth Allocation of Principal				{17}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{18}	Regular Allocation of Principal				{18}	$71,995,676.77	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$71,995,676.77
{19}	Optional Purchase payment amount				{19}	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
{20}	End of period Note Balance				{20}	$36,004,323.23	$313,050,000.00	$107,480,000.00	$158,090,000.00	$182,870,000.00	$135,670,000.00	$108,540,000.00	$1,041,704,323.23
{21}	Note Pool Factor				{21}	33.3373363%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	93.5354515%

III.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNTS:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{22}	Class A-1	$108,000,000.00	$0.00	0.17472%	40	Actual / 360	$20,966.40
{23}	Class A-2	$313,050,000.00	$0.00	0.30%	42	30/360	$109,567.50
{24}	Class A-3	$107,480,000.00	$0.00	0.34%	42	30/360	$42,633.73
{25}	Class B	$158,090,000.00	$0.00	0.50%	42	30/360	$92,219.17
{26}	Class C	$182,870,000.00	$0.00	0.74%	42	30/360	$157,877.77
{27}	Class D	$135,670,000.00	$0.00	1.08%	42	30/360	$170,944.20
{28}	Class E	$108,540,000.00	$0.00	2.21%	42	30/360	$279,852.30

IV.	RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{29}	Collections during period (excluding Liquidation Proceeds and Fees)										{29}	$75,036,789.38
{30}	Liquidation Proceeds collected during period										{30}	$158,745.52
{31}	Purchase Amounts or amounts from Servicer deposited in Collection Account										{31}	$707,199.06
{32}	Investment Earnings - Collection Account										{32}	$1,140.05
{33}	Investment Earnings - Transfer From Reserve Account										{33}	$509.79
{34}	Fees collected during period										{34}	$102,616.10
{35}	Other Amounts Received										{35}	$0.00
{36}	Reserve Account Withdrawal Amount										{36}	$0.00
{37}	Total Available Funds											{37}	$76,006,999.90

Distributions:
{38}	Base Servicing Fee										{38}	$2,949,408.95
{39}	Recovery fees reimbursed to Servicer as Supplemental Servicing Fees										{39}	$76,100.52
{40}	Fee collections (excluding extension fees) reimbursed to Servicer as Supplemental Servicing Fees										{40}	$102,616.10
{41}	Other amounts due to Servicer										{41}	$0.00
{42}	Transition Fees to the successor Servicer										{42}	$0.00
{43}	Indenture Trustee Fees										{43}	$416.67
{44}	Backup Servicing Fees										{44}	$3,500.00
{45}	Custodian Fees										{45}	$0.00
{46}	Asset Representations Reviewer Fees										{46}	$5,000.00
{47}	Lockbox Bank Fees										{47}	$11.50
{48}	Owner Trustee Fees										{48}	$208.33
{49}	Class A Noteholders' Monthly Interest Distributable Amount										{49}	$173,167.63
{50}	Class A Parity & Class A on Legal Final										{50}	$0.00
{51}	Class B Noteholders' Monthly Interest Distributable Amount										{51}	$92,219.17
{52}	Class A and B Parity & Class B on Legal Final										{52}	$0.00
{53}	Class C Noteholders' Monthly Interest Distributable Amount										{53}	$157,877.77
{54}	Class A, B and C Parity & Class C on Legal Final										{54}	$0.00
{55}	Class D Noteholders' Monthly Interest Distributable Amount										{55}	$170,944.20
{56}	Class A, B, C and D Parity & Class D on Legal Final										{56}	$0.00
{57}	Class E Noteholders' Monthly Interest Distributable Amount										{57}	$279,852.30
{58}	Class A, B, C, D and E Parity & Class E on Legal Final										{58}	$0.00
{59}	To the Reserve Account, the Reserve Account Deposit										{59}	$0.00
{60}	Principal Payment Amount										{60}	$71,995,676.77
{61}	Additional fees due to parties in excess of related limits										{61}	$0.00
{62}	To the Certificateholders, the aggregate amount remaining										{62}	$0.00
{63}	Total Distributions											{63}	$76,006,999.90

V.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)		(I)	(II)
		Cumulative	Pool		Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance		(X) - (Y)	in Waterfall	(I) or (II)
{64}	Class A	$528,530,000.00	$1,143,366,930.80		$0.00	$72,696,570.20	$0.00
{65}	Class B	$686,620,000.00	$1,143,366,930.80		$0.00	$72,604,351.03	$0.00
{66}	Class C	$869,490,000.00	$1,143,366,930.80		$0.00	$72,446,473.27	$0.00
{67}	Class D	$1,005,160,000.00	$1,143,366,930.80		$0.00	$72,275,529.07	$0.00
{68}	Class E	$1,113,700,000.00	$1,143,366,930.80		$0.00	$71,995,676.77	$0.00
{69}	Total

VI.	RECONCILIATION OF RESERVE ACCOUNT:												Initial
{70}	Specified Reserve Balance (2.0% of the Pool Balance as of the Cutoff Date)											{70}	$23,595,271.57

{71}	Beginning of period Reserve Account balance											{71}	$23,595,271.57

{72}	Reserve Account Deposit from Collection Account										{72}	$0.00
{73}	Investment Earnings - Reserve Account										{73}	$509.79
{74}	Investment Earnings - transferred to Collection Account Available Funds										{74}	-$509.79
{75}	Reserve Account Withdrawal Amount										{75}	$0.00

{76}	End of period Reserve Account balance											{76}	$23,595,271.57

{77}	Reserve Account deficiency											{77}	$0.00
{78}	Reserve Account draw amount											{78}	$0.00

VII.	OVERCOLLATERALIZATION:

{79}	Target Overcollateralization Amount: (greater of)											{79}	$241,250,422.40

{80}	(i)	21.10% of the Pool Balance as of the end of the Collection Period									{80}	$241,250,422.40
	and
{81}	(ii)	.50% of the Pool Balance as of the Cutoff Date									{81}	$5,898,817.89

{82}	End of period Pool Balance of the Receivables										{82}	$1,143,366,930.80
{83}	End of period Note Balance										{83}	$1,041,704,323.23
{84}	Overcollateralization amount											{84}	$101,662,607.57
{85}	Overcollateralization percentage											{85}	8.89%

VIII.	STATISTICAL DATA:

											Original	Previous	Current
{86}	Average Principal Balance of the Receivables									{86}	$17,502.09	$17,502.09	$17,220.16
{87}	Weighted average APR of the Receivables									{87}	21.05%	21.05%	21.07%
{88}	Weighted average original term of the Receivables									{88}	70.36	70.36	70.37
{89}	Weighted average remaining term of the Receivables									{89}	67.68	67.68	66.04
{90}	Number of Receivables									{90}	67,407	67,407	66,397

IX.	CUMULATIVE NET LOSS RATIO:

{91}	Receivables becoming Liquidated Receivables during period (including Cram Down Losses)										{91}	$280,562.81
{92}	Net Liquidation Proceeds collected during period										{92}	$82,645.00
{93}	Net losses during period											{93}	$197,917.81

{94}	Net losses since Cutoff Date (end of period)											{94}	$197,917.81
{95}	Cumulative net loss ratio											{95}	0.02%

X.	DELINQUENCY:

Receivables with scheduled payment delinquent											Units	Dollars	Percentage
{96}	31-60 days									{96}	2,934	$51,037,704.82	4.46%
{97}	61-90 days									{97}	834	$13,831,496.68	1.21%
{98}	over 90 days									{98}	16	$324,801.86	0.03%
{99}	Total									{99}	3,784	$65,194,003.36	5.70%

{100}	Aggregate Principal Balance of all Receivables that are more than 60 days delinquent											{100}	$14,156,298.54
{101}	Delinquency Rate as of the end of the Collection Period											{101}	1.24%
{102}	Delinquency Trigger											{102}	40.00%
{103}	Delinquency Trigger occurred											{103}	No

XI.	EXTENSIONS:

{104}	Principal Balance of Receivables extended during current period										{104}	$8,138,623.49
{105}	Beginning of Period Aggregate Principal Balance										{105}	$1,179,763,578.39
{106}	Extension Rate											{106}	0.69%

XII.	CREDIT RISK RETENTION

As of the closing date, the depositor retained 58.92% of the residual interest certificates, which had a fair value of $82,530,080.58 and represented approximately 6.58% of the fair value of all of the notes and the residual interest certificates. The sponsor, either directly or through its majority-owned affiliates, is required to retain an economic interest in the credit risk of the securitized assets with a fair value of at least 5% of the aggregate fair value of the notes and the residual interest certificates as of the closing date, or $62,688,570.99, in accordance with the terms of Regulation RR.

By:		/s/ Ben Miller
Name:		Ben Miller
Title:		Executive Vice President
Date:		March 11, 2021